Consolidated Statements of Changes in Equity	Common Stock [Member] USD ($) shares	Common Stock [Member] HKD ($) shares	Treasury Stock [Member] USD ($) shares	Treasury Stock [Member] HKD ($) shares	Preferred Stock [Member] USD ($) shares	Preferred Stock [Member] HKD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] HKD ($)	Statutory Reserves [Member] USD ($)	Statutory Reserves [Member] HKD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] HKD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] HKD ($)	Parent [Member] USD ($)	Parent [Member] HKD ($)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] HKD ($)	USD ($)	HKD ($)
Beginning balance, value at Dec. 31, 2019		$ 4,823,000		$ (99,000)				$ 342,643,000		$ 10,706,000		$ (128,951,000)		$ (11,400,000)		$ 217,722,000		$ 456,000		$ 218,178,000
Beginning balance, shares at Dec. 31, 2019 | shares	482,290,000	482,290,000	(9,881,275)	(9,881,275)
Loss for the year												(96,325,000)				(96,325,000)		(4,296,000)		(100,621,000)
Foreign currency translation adjustments														41,758,000		41,758,000		172,000		41,930,000
Disposal of non-controlling interest																		681,000		681,000
Release of exchange fluctuation reserve upon disposal of subsidiaries														(70,000)		(70,000)				(70,000)
BALANCE, December 31, 2022 (US$’000) at Dec. 31, 2020		$ 4,823,000		$ (99,000)				342,643,000		10,706,000		(225,276,000)		30,288,000		163,085,000		(2,987,000)		160,098,000
Ending balance, shares at Dec. 31, 2020 | shares	482,290,000	482,290,000	(9,881,275)	(9,881,275)
Loss for the year												(128,020,000)				(128,020,000)		2,519,000		(125,501,000)
Foreign currency translation adjustments														20,440,000		20,440,000		396,000		20,836,000
Issuance of warrants subscription rights associated with convertible notes								12,490,000								12,490,000				12,490,000
Beneficial conversion feature associated with convertible notes								40,935,000								40,935,000				40,935,000
Issuance of ordinary shares upon conversion of convertible notes		$ 268,000						17,169,000								17,437,000				17,437,000
Issuance of ordinary shares upon conversion of convertible notes, shares | shares	26,826,921	26,826,921
Fair value of subscription rights from troubled debt restructuring								2,166,000								2,166,000				2,166,000
Equity-settled share-based transactions				$ 99,000				13,447,000								13,546,000		521,000		14,067,000
Equity-settled share-based transactions, shares | shares			9,931,275	9,931,275
Dividend to non- controlling interests																		(6,743,000)		(6,743,000)
BALANCE, December 31, 2022 (US$’000) at Dec. 31, 2021		$ 5,091,000						428,850,000		10,706,000		(353,296,000)		50,728,000		142,079,000		(6,294,000)		135,785,000
Ending balance, shares at Dec. 31, 2021 | shares	509,116,921	509,116,921	50,000	50,000
Loss for the year												(98,491,000)				(98,491,000)		13,000	$ (12,627,000)	(98,478,000)
Foreign currency translation adjustments														(57,302,000)		(57,302,000)		155,000		(57,147,000)
Issuance of warrants subscription rights associated with convertible notes								17,405,000								17,405,000				17,405,000
Beneficial conversion feature associated with convertible notes								36,148,000								36,148,000				36,148,000
Issuance of ordinary shares upon conversion of convertible notes		$ 506,000						32,355,000								32,861,000				32,861,000
Issuance of ordinary shares upon conversion of convertible notes, shares | shares	50,553,843	50,553,843			323,657,534	323,657,534
Dividend to non- controlling interests																		(4,616,000)		(4,616,000)
Transfer to statutory reserves										2,770,000		(2,770,000)
Issuance of ordinary shares from public offering, net		$ 1,080,000						84,833,000								85,913,000				85,913,000
Issuance of ordinary shares from public offering net, shares | shares	108,000,000	108,000,000
Issuance of preference shares upon conversion of promissory notes						$ 3,236,000		181,249,000								184,485,000				184,485,000
Issuance of preference shares upon conversion of promissory notes, shares | shares					323,657,534	323,657,534
Issuance of ordinary shares upon exercise of share options		$ 158,000						10,126,000								10,284,000				10,284,000
Issuance of ordinary shares upon exercise of share options, shares | shares	15,822,308	15,822,308
BALANCE, December 31, 2022 (US$’000) at Dec. 31, 2022	$ 876,000	$ 6,835,000			$ 415,000	$ 3,236,000	$ 101,406,000	$ 790,966,000	$ 1,728,000	$ 13,476,000	$ (58,277,000)	$ (454,557,000)	$ (843,000)	$ (6,574,000)	$ 45,305,000	$ 353,382,000	$ (1,377,000)	$ (10,742,000)	$ 43,928,000	$ 342,640,000
Ending balance, shares at Dec. 31, 2022 | shares	683,493,072	683,493,072	50,000	50,000	323,657,534	323,657,534